Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2026	Mar. 31, 2026
Investments, Debt and Equity Securities [Abstract]
Equity securities	[1]	¥ 639,339	¥ 782,137
Available-for-sale debt securities		2,333,404	2,360,361
Total		¥ 2,972,743	¥ 3,142,498

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥137,933 million and ¥146,898 million as of March 31, 2026 and September 30, 2026, respectively. The amount of investment funds that elected the fair value option and were included in equity securities were ¥24,845 million and ¥25,231 million as of March 31, 2026 and September 30, 2026, respectively.